Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2024
Investments Accounted for Using the Equity Method
Investments accounted for using the equity method

Note 18. Investments accounted for using the equity method

The balance of investments accounted for using the equity method includes:

		As at December 31,
Company	Classification	2024	2023
Compañía de Financiamiento Tuya S.A.	Joint venture	271,627	220,134
Puntos Colombia S.A.S.	Joint venture	17,691	9,986
Sara ANV S.A.	Joint venture	2,236	2,438
Total investments accounted for using the equity method		291,554	232,558

Note 18.1. Non-financial information

Information regarding country of domicile, functional currency, main economic activity, ownership percentage and shares held in investments accounted for using the equity method is shown below:

			Primary	Ownership percentage		Number of shares
		Functional	Economic	As at December 31,
Company	Country	Currency	Activity	2024	2023	2024	2023
Compañía de Financiamiento Tuya S.A.	Colombia	Colombian peso	Financial	50%	50%	26.031.576.916	15.483.189.879
Puntos Colombia S.A.S.	Colombia	Colombian peso	Services	50%	50%	9.000.000	9.000.000
Sara ANV S.A.	Colombia	Colombian peso	Services	50%	50%	2.286.00	2.270.00

The movement in the investments accounted for using the equity method during the period presented is as follows:

Balance at December 31, 2021	289,391
Capital increases (reduction), net	45,349
Share of income (Note 18.5)	(34,720)
Share in equity movements	1
Balance at December 31, 2022	300,021
Capital increases (reduction), net	46,590
Share of income (Note 18.5)	(114,419)
Share in equity movements	366
Balance at December 31, 2023	232,558
Capital increases (reduction), net	131,049
Share of income (Note 18.5)	(71,872)
Share in equity movements	(181)
Balance at December 31, 2024	291,554

Note 18.2. Financial information

Financial information regarding investments accounted for using the equity method at December 31, 2024:

Companies	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Equity	Revenue from ordinary activities	Income from continuing Operations	Other comprehensive income (*)
Compañía de Financiamiento Tuya S.A.	2,620,497	268,363	1,650,537	730,294	508,029	1,129,336	(155,514)	-
Puntos Colombia S.A.S.	246,060	34,633	217,958	27,353	35,382	402,889	15,410	-
Sara ANV S.A.	1,229	3,695	453	-	4,471	158	(3,640)	-
Companies	Cash and cash equivalents	Current financial liabilities	Non-current financial liabilities	Revenue from interest	Interest expense	Depreciation and amortization	Income tax Expense
Compañía de Financiamiento Tuya S.A.	317,389	1,591,648	724,328	3,879	(9,940)	(28,325)	53,567
Puntos Colombia S.A.S.	116,337	75,647	785	8,795	(228)	(9,012)	(8,788)
Sara ANV S.A.	1,071	452	-	8	-	(378)	-

Financial information regarding investments accounted for using the equity method at December 31, 2023:

Companies	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Equity	Revenue from ordinary activities	Income from continuing Operations	Other comprehensive income (*)
Compañía de Financiamiento Tuya S.A.	3,585,170	236,049	1,857,020	1,559,156	405,043	1,668,582	(225,047)	-
Puntos Colombia S.A.S.	216,225	34,086	218,331	12,008	19,972	364,143	(3,055)	-
Sara ANV S.A.	2,052	3,251	426	-	4,877	245	(733)	-

Companies	Cash and cash equivalents	Current financial liabilities	Non-current financial liabilities	Revenue from Interest	Interest expense	Depreciation and amortization	Income tax Expense
Compañía de Financiamiento Tuya S.A.	223,625	1,720,105	1,539,136	1,467	(17,075)	(35,957)	133,831
Puntos Colombia S.A.S.	91,084	79,269	1,027	9,939	(176)	(550)	(3,724)
Sara ANV S.A.	1,819	425	-	2	-	(196)	-

(*)	There are no other comprehensive income figures proceeding from this companies.

Note 18.3. Corporate purpose

Compañía de Financiamiento Tuya S.A.

A joint venture and a joint control investment which was acquired on October 31, 2016. It is a private entity, authorized by the Colombian Financial Superintendence, having its main place of business in Medellín. Its main corporate purpose is to issue credit cards and grant consumer loans to low-income segments that the traditional banking system does not serve, promoting financial access.

Puntos Colombia S.A.S.

A joint venture established on April 19, 2017 under Colombian law. Its main corporate purpose is operating It’s own loyalty program, pursuant to which its users earn points when purchasing from its partners, as well as the buying and selling of points. These points are redeemable for products or services available at the Puntos Colombia platform.

Sara ANV S.A.

Joint venture established on June 17, 2022. Its main corporate purpose is the performance of all operations, businesses, acts, services, or activities that, by of the applicable financial regulation, result from acquirer activities, whether carried out directly or through third parties. Its main address is in Envigado, Colombia.

Note 18.4. Other information

The reconciliation of summarized financial information reported to the carrying amount of associates and joint ventures in the consolidated financial statements is shown below:

	December 31, 2024
Companies	Net assets	Ownership percentage	Proportionate share of net assets	Carrying amount (1)
Compañía de Financiamiento Tuya S.A.	508,029	50%	271,627	271,627
Puntos Colombia S.A.S.	35,382	50%	17,691	17,691
Sara ANV S.A.	4,471	50%	2,236	2,236

	December 31, 2023
Companies	Net assets	Ownership percentage	Proportionate share of net assets	Carrying amount (1)
Compañía de Financiamiento Tuya S.A.	405,043	50%	220,134	220,134
Puntos Colombia S.A.S.	19,972	50%	9,986	9,986
Sara ANV S.A.	4,877	50%	2,438	2,438

(1)	Amount of investment and goodwill.

No dividends were received from joint ventures during the years ended December 31, 2024, and 2023.

There are no restrictions on the capability of joint ventures to transfer funds in the form of cash dividends, or loan repayments or advance payments.

There are not contingent liabilities incurred related to its participation therein.

There are no constructive obligations acquired on behalf of investments accounted for using the equity method arising from losses exceeding the interest held in them, except for mentioned in Note 22.

These investments have no restrictions or liens that affect the interest held in them.

Note 18.5. Share of profit in subsidiaries and joint ventures

The share of income in joint ventures that are accounted for using the equity method is as follows:

	Year ended December 31,
	2024	2023	2022
Compañía de Financiamiento Tuya S.A.	(77,757)	(112,524)	(36,633)
Sara ANV S.A.	(1,820)	(367)	-
Puntos Colombia S.A.S.	7,705	(1,528)	1,913
Total	(71,872)	(114,419)	(34,720)